Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Feb. 02, 2022	Feb. 28, 2022	Jan. 20, 2022
Subsequent Events (Details) [Line Items]
Sponsor agreed prior payments			$ 110,000
Sponsor agreed to provide loans	$ 650,000
Warrants price per warrants (in Dollars per share)	$ 1
Blade Therapeutics, Inc. [Member]
Subsequent Events (Details) [Line Items]
Convertible notes, description		the Company and its Australian Subsidiary entered into a note and warrant purchase agreement, primarily with existing investors, for the issuance of convertible notes (the “2022 Convertible Notes”) and common stock warrants for an aggregate principal amount of $6.8 million, of which $5.3 million represented convertible notes issued by the Company and $1.5 million represented convertible deed polls issued by its Australian Subsidiary. The entire principal of the notes is denominated in US dollars with a fixed accrued interest rate of 7% per annum. The 2022 Convertible Notes mature in November 2022.
Combination amount		$ 50,000,000
Issued and outstanding shares, percentage		64.00%
Conversion price		80.00%
Outstanding amount		$ 1.141
Preferred Stock (in Shares)		2,983,058
Warrants. description		The warrants are fully exercisable as of issuance and remain exercisable for a 10-year term at an exercise price of $0.01 per share. The number of shares of common stock for which a warrant is exercisable is variable, equal to an amount determined by dividing 150% of the Excess Amount funded by the holder by the lower of (a) the lowest per share price of the securities issued in a Qualified Financing as defined in the 2022 Convertible Notes agreement or (b) $1.141
Subsequent event, description		The 2022 Convertible Notes include a right for the Company to borrow an additional $3.9 million from the 2022 Convertible Notes investors in subsequent closings under the same terms of the initial 2022 Convertible Notes issued. Warrants to purchase shares 3,411,622 of the Company’s common stock are issuable upon the second closing. The subsequent closings must occur within 30 days of the initial closing or a later period as determined by the Company’s board of directors.
Principal amount		$ 4,400,000
Warrants to purchase common stock (in Shares)		1,927,087
Maturity date		Nov. 11, 2022
Common Stock [Member] | Blade Therapeutics, Inc. [Member]
Subsequent Events (Details) [Line Items]
Per share (in Dollars per share)		$ 3
Series C Preferred Stock [Member] | Blade Therapeutics, Inc. [Member]
Subsequent Events (Details) [Line Items]
Outstanding amount		$ 1.141